SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES Reconciliation of Net Loss per Common Share (Details) - USD ($)	3 Months Ended						6 Months Ended			9 Months Ended		12 Months Ended
	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Numerator:
Allocation of net income (loss), as adjusted	$ (14,691,871)	$ (7,715,120)	$ (6,825,527)	$ (7,683,830)	$ (5,916,947)	$ (5,749,171)		$ (1,000)		$ (29,232,518)	$ (19,349,948)		$ (31,674,084)	$ (18,468,776)
Denominator:
Basic weighted average shares outstanding	4,551,755			8,522,923				1,875,000		3,818,717	8,458,434		8,197,409	8,310,333
Diluted weighted average shares outstanding	4,551,755	3,956,455		8,522,923	8,442,703		3,446,123		8,425,655	3,818,717	8,458,434		8,197,409	8,310,604
Basic net loss per common stock	$ (3.23)			$ (0.90)						$ (7.66)	$ (2.29)		$ (3.86)	$ (2.22)
Diluted net loss per common stock	$ (3.23)	$ (1.95)		$ (0.90)	$ (0.70)		$ (4.22)		$ (1.38)	$ (7.66)	$ (2.29)		$ (3.86)	$ (2.22)
LifeSci Acquisition II Corp
Numerator:
Allocation of net income (loss), as adjusted	$ (829,630)			$ (80)				$ (1,000)				$ (561,449)
Denominator:
Basic weighted average shares outstanding	10,011,301			1,875,000								6,734,489
Diluted weighted average shares outstanding	10,011,301			1,875,000				1,875,000				6,734,489
Basic net loss per common stock	$ (0.08)			$ 0.00				$ 0.00				$ (0.08)
Diluted net loss per common stock	$ (0.08)			$ 0.00								$ (0.08)